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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  December 31, 2009
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   01/29/2010
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 92
                                            --------------------------------

Form 13F Information Table Value Total:     $        66,568
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8x8 Inc.                       common           282914100     1078   718760 SH       Sole                   102110            616650
ACTIVIDENTITY CORP COM         common           00506P103      957   407235 SH       Sole                    57086            350149
AMERICA SVC GROUP INC COM      common           02364L109      698    43990 SH       Sole                     6517             37473
AMERN ITALIAN PASTA CO CL A    common           027070101     1187    34125 SH       Sole                     4880             29245
ATS MED INC COM                common           002083103     1368   423576 SH       Sole                    64020            359556
Alexco Resource Corporation    common           01535p106      921   244910 SH       Sole                    34980            209930
Amerigon, Inc.                 common           03070l300       81    10190 SH       Sole                     2740              7450
Amicas, Inc.                   common           001712108     1531   281525 SH       Sole                    39750            241775
Amtech Systems, Inc.           common           032332504      575    51950 SH       Sole                     7898             44052
Applied Micro Circuits Corp    common           03822w406      920   123100 SH       Sole                    17360            105740
AtriCure Inc.                  common           04963c209     1525   252565 SH       Sole                    38554            214011
AuthenTec Inc.                 common           052660107      780   353051 SH       Sole                    55929            297122
Big 5 Sporting Goods Corporati common           08915P101     1348    78470 SH       Sole                    11035             67435
Bio-Reference Labs, Inc.       common           09057g602      239     6115 SH       Sole                     1410              4705
Brookdale Senior Living Inc.   common           112463104     1007    55350 SH       Sole                     8085             47265
CAI International, Inc.        common           12477x106      207    22975 SH       Sole                     5850             17125
COGENT INC COM                 common           19239Y108      690    66395 SH       Sole                     9780             56615
CalAmp Corporation             common           128126109      162    47090 SH       Sole                    11220             35870
China TechFaith Wireless Commu common           169424108      145    47095 SH       Sole                    11530             35565
Clarient Corporation           common           180489106      684   258125 SH       Sole                    37220            220905
Clean Energy Fuels Corporation common           184499101      255    16535 SH       Sole                     3860             12675
Dot Hill Systems Corporation   common           25848T109      164    86440 SH       Sole                    20890             65550
ENTRAVISION COMMUNICATIONS COR common           29382R107      206    60575 SH       Sole                    15995             44580
Electronic Game Card, Inc.     common           285716106       99    77090 SH       Sole                    18720             58370
Endologix, Inc.                common           29266s106      692   131050 SH       Sole                    18950            112100
Energy XXI, Ltd.               common           g10082108     1405   608045 SH       Sole                    93365            514680
Entegris, Inc.                 common           29362u104      158    29995 SH       Sole                     7785             22210
Entercom Communications Inc.   common           293639100     1198   169400 SH       Sole                    23885            145515
ExpressJet Holdings, Inc.      common           30218u306      160    33230 SH       Sole                     8180             25050
Falcon Oil & Gas, Ltd.         common           306071101       12    84510 SH       Sole                    22590             61920
GILAT SATELLITE NETWORKS LTD   common           M51474118     1001   217055 SH       Sole                    30890            186165
Gannett Company, Inc.          common           364730101     1286    86575 SH       Sole                    12600             73975
Glu Mobile Inc.                common           379890106       97    84025 SH       Sole                    21980             62045
Great Basin Gold Ltd.          common           390124105      143    83685 SH       Sole                    20220             63465
Great Lakes Dredge & Dock Corp common           390607109      129    19905 SH       Sole                     4805             15100
Great Plains Renewable Energy  common           393222104     1134    76245 SH       Sole                    10730             65515
Hancock Fabrics Inc.           common           409900107     1061   304880 SH       Sole                    51810            253070
Hecla Mining Company           common           422704106     1049   169800 SH       Sole                    25165            144635
Hollysys Automation Technologi common           g45667105      121    10075 SH       Sole                     2435              7640
Hypercom Corporation           common           44913m105      194    61235 SH       Sole                    14780             46455
INNODATA ISOGEN INC COM NEW    common           457642205     1131   204198 SH       Sole                    31001            173197
ISHARES TR S+P SMALLCAP 600/BA common           464287887      481     8415 SH       Sole                                       8415
ITC DELTACOM INCCOM PAR $0.01  common           45031T872       53    28900 SH       Sole                                      28900
Integrated Silicon Solutions I common           45812p107     1366   241730 SH       Sole                    34110            207620
JA Solar Holdings Company, Ltd common           466090107      149    26190 SH       Sole                     6350             19840
LivePerson, Inc.               common           538146101      184    26400 SH       Sole                     6140             20260
Local.com Corporation          common           53954r105      169    29060 SH       Sole                     6700             22360
MGP Ingredients, Inc.          common           553026103      161    21065 SH       Sole                     5095             15970
Melco Crown Entertainment LTD  common           585464100       85    25380 SH       Sole                     6850             18530
Mellanox Technologies LTD      common           m51363113     1508    79835 SH       Sole                    11335             68500
Mercury Computer Systems Inc.  common           589378108      987    89660 SH       Sole                    12575             77085
Merge Healthcare Inc.          common           589499102      611   181985 SH       Sole                    25915            156070
NANOMETRICS INC                common           630077105     1240   109445 SH       Sole                    15395             94050
NAVISITE INCCOM NEW            common           63935M208      118    59000 SH       Sole                    16820             42180
NEKTAR THERAPEUTICS COM        common           640268108      166    17840 SH       Sole                     4320             13520
NORTHGATE MINERALS CORP COM    common           666416102     1643   533295 SH       Sole                    75445            457850
NUTRI SYS INC NEW COM          common           67069D108     1148    36815 SH       Sole                     5250             31565
New Gold, Inc.                 common           644535106      169    46425 SH       Sole                    11180             35245
Nova Measuring Insturments, Lt common           m7516k103     1661   257100 SH       Sole                    40195            216905
ON TRACK INNOVATIONS LTD       common           M8791A109       60    43865 SH       Sole                    10330             33535
OPENWAVE SYS INC COM NEW       common           683718308      855   374950 SH       Sole                    52958            321992
Oclaro Inc.                    common           67555n107      138    94085 SH       Sole                    22805             71280
Orion Energy Systems Inc.      common           686275108     1000   227730 SH       Sole                    36145            191585
PEGASYSTEMS INC COM            common           705573103     1016    29895 SH       Sole                     4180             25715
PLATO Learning, Inc.           common           72764y100      255    58430 SH       Sole                    14170             44260
PNI Digital Media, Inc.        common           69351F106       96    57330 SH       Sole                    13160             44170
Pan American Silver Corporatio common           697900108     1074    45125 SH       Sole                     6460             38665
Power-One, Inc.                common           739308104     1183   272050 SH       Sole                    38760            233290
Quantum Corporation            common           747906204      201    68580 SH       Sole                    16625             51955
Radian Group Inc.              common           750236101     1141   156040 SH       Sole                    22020            134020
Radio One Inc.                 common           75040p405     2218   762160 SH       Sole                   116270            645890
Ramtron International Corporat common           751907304      112    63305 SH       Sole                    15690             47615
Rex Energy Corporation         common           761565100     1216   101305 SH       Sole                    14340             86965
SMART Modular Inc.             common           g82245104      868   138070 SH       Sole                    19570            118500
Select Comfort Corporation     common           81616x103     1117   171330 SH       Sole                    24565            146765
Shuffle Master, Inc.           common           825549108      129    15680 SH       Sole                     3795             11885
Shutterfly Inc.                common           82568p304     1168    65580 SH       Sole                     9215             56365
Southwest Water Company        common           845331107      889   150960 SH       Sole                    21345            129615
Spanish Broadcasting System In common           846425882      875  1121908 SH       Sole                   158350            963558
TIER TECHNOLOGIES INC CL B     common           88650Q100     1089   136161 SH       Sole                    19005            117156
TIVO INC COM                   common           888706108      666    65425 SH       Sole                     9240             56185
TRANSACT TECHNOLOGIES INC COM  common           892918103      130    18675 SH       Sole                     4260             14415
TeleCommunication Systems, Inc common           87929j103      119    12270 SH       Sole                     3030              9240
UNITED THERAPEUTICS CORP DEL C common           91307C102     1370    26030 SH       Sole                     3670             22360
UNIVERSAL TECHNICAL INST INC C common           913915104      977    48360 SH       Sole                     6570             41790
Virgin Media Inc.              common           92769L101      977    58030 SH       Sole                     9250             48780
VirtualScopics, Inc.           common           928269109       75    73950 SH       Sole                    18980             54970
Virtusa Corporation            common           92827p102      928   102470 SH       Sole                    14505             87965
Xyratex, Ltd.                  common           g98268108     2273   170805 SH       Sole                    24060            146745
Zoran Corporation              common           98975f101      994    89950 SH       Sole                    12645             77305
inContact, Inc.                common           45336e109      186    63630 SH       Sole                    16730             46900
interCLICK Inc. NEW            common           458483203     1474   281873 SH       Sole                    44072            237801
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